Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of dividend [abstract]
Dividend declared	$ 23,441	$ 40,074	$ 24,738	$ 39,852	$ 998,000	$ 68,326
Dividend reinvested discount rate					3.00%